UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2006
                                                 -------------

Check here if Amendment [  ];                    Amendment Number:
                                                                  ---

    This Amendment (Check only one):
         [   ] is a restatement.     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Davide Erro
Address:   6th Floor
           65 Curzon Street
           London W1J 8PE
           England

Form 13F File Number: 28-11842

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Davide Erro
Title:
Phone:     0-11-44-207-491-6100

Signature, Place, and Date of Signing:

/s/ Davide Erro                   London, England       July 18, 2006
-----------------------------     ---------------       ---------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [if there are no entries in this list, omit this section]

Form 13F File Number 28-11840
Name   Gandhara Advisors Europe LLP
     -------------------------------------------------------------

[Repeat as necessary.]